PROSPECTUS

ALPS VARIABLE INVESTMENT TRUST

Ibbotson Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Ibbotson Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Ibbotson Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

Ibbotson MVP ETF Portfolio: Class I (N/A), Class II (MVPTX) and Class III (METFX)

ALPS/Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

April 30, 2014

The Securities and Exchange Commission has not approved or disapproved the Trust’s shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with current income and preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I		Class II
Management Fee	0.45	%	0.45	%
Distribution and/or Service (12b-1) Fees	0.00	%	0.25	%
Other Expenses	0.13	%	0.13	%
Acquired Fund Fees and Expenses(1)	0.15	%	0.15	%
Total Annual Fund Operating Expenses	0.73	%	0.98	%
Fee Waiver/Expense Reimbursement(2)	(0.05)	%	(0.05)	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.68	%	0.93	%

(1) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2) ALPS Advisors, Inc. (the “Adviser”) and Ibbotson Associates, Inc. (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$69	$228	$401	$901
Class II	$95	$307	$537	$1,196

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 19% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 70-90% of such allocation in Fixed-Income Underlying ETFs and 10-30% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Conservative U.S. Portfolio Index is the Portfolio’s primary benchmark and is a broad measure of market performance that reflects a conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 20% of the Dow Jones All Stock Portfolio and 80% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 20% S&P 500 Index/73% Barclays Capital U.S. Aggregate Bond Index/7% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is the Portfolio’s secondary benchmark. This blend portfolio attempts to reflect the performance of a conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Best Quarter: 09/30/2009	4.91%	Worst Quarter: 09/30/2008	(3.27%)

Average Annual Total Returns

(for the periods ended December 31, 2013)

	1 Year	5 Years	Since Inception (April 30, 2007)
Ibbotson Conservative ETF Asset Allocation Portfolio – Class I	2.77%	5.36%	3.77%
Ibbotson Conservative ETF Asset Allocation Portfolio – Class II	2.56%	5.09%	3.48%
Dow Jones Conservative U.S. Portfolio Index	4.67%	7.52%	5.78%
20% S&P 500 Index/73% Barclays Capital U.S. Aggregate Bond Index/7% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index	4.33%	6.93%	4.98%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Ibbotson Associates, Inc. is the investment sub-adviser to the Portfolio.

Portfolio Managers

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager. Mr. Wentsel joined Ibbotson Associates, Inc. (“Ibbotson Associates”) in 2005. He has managed the Portfolio since its inception in 2007.

Jared Watts, Portfolio Manager. Mr. Watts joined Ibbotson Associates in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Mrs. Scherkenbach joined Ibbotson Associates in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Ibbotson Associates in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with current income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I		Class II
Management Fee	0.45	%	0.45	%
Distribution and/or Service (12b-1) Fees	0.00	%	0.25	%
Other Expenses	0.08	%	0.08	%
Acquired Fund Fees and Expenses(1)	0.16	%	0.16	%
Total Annual Fund Operating Expenses	0.69	%	0.94	%
Fee Waiver/Expense Reimbursement(2)	0.00	%	0.00	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.69	%	0.94	%

(1) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2) ALPS Advisors, Inc. (the “Adviser”) and Ibbotson Associates, Inc. (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$70	$221	$384	$858
Class II	$96	$300	$520	$1,154

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 12% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 50-70% of such allocation in Fixed-Income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Conservative U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderately conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 40% of the Dow Jones All Stock Portfolio and 60% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 40% S&P 500 Index/55% Barclays Capital U.S. Aggregate Bond Index/5% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is the Portfolio’s secondary benchmark. This blend portfolio attempts to reflect the performance of a moderately conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Best Quarter: 6/30/2009	8.54%	Worst Quarter: 12/31/2008	(7.40%)

Average Annual Total Returns

(for the periods ended December 31, 2013)

	1 Year	5 Years	Since Inception (April 30, 2007)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class I	7.58%	7.91%	3.79%
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	7.33%	7.62%	3.53%
Dow Jones Moderately Conservative U.S. Portfolio Index	12.48%	11.04%	6.08%
40% S&P 500 Index/55% Barclays Capital U.S. Aggregate Bond Index/5% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index	10.81%	9.77%	5.35%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Ibbotson Associates, Inc. is the investment sub-adviser to the Portfolio.

Portfolio Managers

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager. Mr. Wentsel joined Ibbotson Associates, Inc. (“Ibbotson Associates”) in 2005. He has managed the Portfolio since its inception in 2007.

Jared Watts, Portfolio Manager. Mr. Watts joined Ibbotson Associates in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Mrs. Scherkenbach joined Ibbotson Associates in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Ibbotson Associates in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with capital appreciation and some current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I		Class II
Management Fee	0.45	%	0.45	%
Distribution and/or Service (12b-1) Fees	0.00	%	0.25	%
Other Expenses	0.07	%	0.07	%
Acquired Fund Fees and Expenses(1)	0.15	%	0.15	%
Total Annual Fund Operating Expenses	0.67	%	0.92	%
Fee Waiver/Expense Reimbursement(2)	0.00	%	0.00	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.67	%	0.92	%

(1) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2) ALPS Advisors, Inc. (the “Adviser”) and Ibbotson Associates, Inc. (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$68	$214	$373	$834
Class II	$94	$293	$509	$1,130

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 11% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-Income Underlying ETFs and 50-70% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderate U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderate asset allocation portfolio by aggregating the performance of a portfolio constituting 60% of the Dow Jones All Stock Portfolio and 40% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 60% S&P 500 Index/38% Barclays Capital U.S. Aggregate Bond Index/2% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is the Portfolio’s secondary benchmark. This blend portfolio attempts to reflect the performance of a moderate asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Best Quarter: 6/30/2009 12.62%	Worst Quarter: 12/31/2008 (13.09)%

Average Annual Total Returns

(for the periods ended December 31, 2013)

	1 Year	5 Years	Since Inception (April 30, 2007)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class I	12.19%	10.65%	3.89%
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	11.86%	10.39%	3.63%
Dow Jones Moderate U.S. Portfolio Index	19.56%	14.33%	6.44%
60% S&P 500 Index/38% Barclays Capital U.S. Aggregate Bond Index/2% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index	17.61%	12.61%	5.64%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Ibbotson Associates, Inc. is the investment sub-adviser to the Portfolio.

Portfolio Managers

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager. Mr. Wentsel joined Ibbotson Associates, Inc. (“Ibbotson Associates”) in 2005. He has managed the Portfolio since its inception in 2007.

Jared Watts, Portfolio Manager. Mr. Watts joined Ibbotson Associates in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Mrs. Scherkenbach joined Ibbotson Associates in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Ibbotson Associates in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses(1)	0.15%	0.15%
Total Annual Fund Operating Expenses	0.67%	0.92%
Fee Waiver/Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.67%	0.92%

(1) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2) ALPS Advisors, Inc. (the “Adviser”) and Ibbotson Associates, Inc. (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$68	$214	$373	$834
Class II	$94	$293	$509	$1,130

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 6% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 10-30% of such allocation in Fixed-Income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. Any investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Aggressive U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderately aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 80% of the Dow Jones All Stock Portfolio and 20% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index is the Portfolio’s secondary benchmark. This blend portfolio attempts to reflect the performance of a moderately aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Best Quarter: 6/30/2009 16.96%	Worst Quarter: 12/31/2008 (18.08)%

Average Annual Total Returns

(for the periods ended December 31, 2013)

	1 Year	5 Years	Since Inception (April 30, 2007)
Ibbotson Growth ETF Asset Allocation Portfolio – Class I	16.78%	12.73%	3.57%
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	16.54%	12.46%	3.29%
Dow Jones Moderately Aggressive U.S. Portfolio Index	26.79%	17.52%	6.65%
80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index	24.78%	15.35%	5.75%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Ibbotson Associates, Inc. is the investment sub-adviser to the Portfolio.

Portfolio Managers

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager. Mr. Wentsel joined Ibbotson Associates, Inc. (“Ibbotson Associates”) in 2005. He has managed the Portfolio since its inception in 2007.

Jared Watts, Portfolio Manager. Mr. Watts joined Ibbotson Associates in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Mrs. Scherkenbach joined Ibbotson Associates in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Ibbotson Associates in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I		Class II
Management Fee	0.45	%	0.45	%
Distribution and/or Service (12b-1) Fees	0.00	%	0.25	%
Other Expenses	0.10	%	0.10	%
Acquired Fund Fees and Expenses(1)	0.16	%	0.16	%
Total Annual Fund Operating Expenses	0.71	%	0.96	%
Fee Waiver/Expense Reimbursement(2), (3)	(0.03)	%	(0.03)	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.68	%	0.93	%

(1) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2) ALPS Advisors, Inc. (the “Adviser”) and Ibbotson Associates, Inc. (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

(3) ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor to certain of the Underlying ETFs in which the Portfolio has invested, and in such capacity receives a distribution fee. In addition to the agreement to waive fees and/or reimburse expenses described above, this fee table reflects the Adviser’s agreement to waive a portion of its advisory fee from the Portfolio in an amount equal to the portion of the distribution fee received by ADI from such Underlying ETFs attributable to the Portfolio’s investment in the Underlying ETFs, for so long as ADI acts as distributor to the Portfolio and the Underlying ETFs.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$69	$224	$392	$879
Class II	$95	$303	$528	$1,174

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 8% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 10% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 90% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the

Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Aggressive U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects an aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 100% of the Dow Jones All Stock Portfolio. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index is the Portfolio’s secondary benchmark. This blend portfolio attempts to reflect the performance of an aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Best Quarter: 6/30/2009 19.29%	Worst Quarter: 12/31/2008 (21.38)%

Average Annual Total Returns

(for the periods ended December 31, 2013)

	1 Year	5 Years	Since Inception (April 30, 2007)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class I	18.53%	13.77%	3.03%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	18.12%	13.44%	2.75%
Dow Jones Aggressive U.S. Portfolio Index	34.32%	20.87%	6.90%
90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index	28.54%	16.66%	5.72%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Ibbotson Associates, Inc. is the investment sub-adviser to the Portfolio.

Portfolio Managers

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager. Mr. Wentsel joined Ibbotson Associates, Inc. (“Ibbotson Associates”) in 2005. He has managed the Portfolio since its inception in 2007.

Jared Watts, Portfolio Manager. Mr. Watts joined Ibbotson Associates in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Mrs. Scherkenbach joined Ibbotson Associates in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Ibbotson Associates in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

IBBOTSON MVP ETF PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with capital appreciation and some current income while managing the Portfolio’s absolute level of volatility.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I		Class II		Class III
Management Fee	0.45	%	0.45	%	0.45	%
Distribution and/or Service (12b-1) Fees	0.00	%	0.25	%	0.25	%
Other Expenses
Shareholder Service Fee	0.00	%	0.00	%	0.25	%
Other Portfolio Expenses(1)	0.08	%	0.08	%	0.08	%
Acquired Fund Fees and Expenses(1) (2)	0.16	%	0.16	%	0.16	%
Total Annual Fund Operating Expenses	0.69	%	0.94	%	1.19	%
Fee Waiver/Expense Reimbursement(3)	0.00	%	0.00	%	0.00	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.69	%	0.94	%	1.19	%

(1) “Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year of operations.

(2) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(3) ALPS Advisors, Inc. (the “Adviser”) and Ibbotson Associates, Inc. (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I, Class II or Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class I	$70	$221
Class II	$96	$300
Class III	$121	$378

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Subadviser’s strategy utilizes a quantitative model to control the Portfolio’s exposure to market volatility. The Subadviser tactically manages the underlying positions held within the Portfolio with the goal of achieving a target volatility level of approximately 9% to 11%. Volatility is a measure of the magnitude of up and down fluctuations in the aggregate value of the Portfolio’s underlying positions. To achieve this target volatility level, the Portfolio will reduce the underlying positions that have historically exhibited higher levels of volatility when expected volatility is rising. When expected volatility is dropping, the Portfolio will increase the underlying positions that have historically exhibited higher levels of volatility. To implement the tactical shifts in the underlying positions, the Portfolio may invest in financial derivatives (both index futures and index options) to control the absolute level of volatility. Additionally, the Portfolio may seek to hedge against the possibility of short-term negative equity market events. To help protect against potential short-term negative equity market events, the Portfolio may hold positions in either index futures or index options.

The Portfolio seeks exposure to a broad mix of asset classes. The Portfolio may invest, without limitation, in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations. In addition, derivatives used by the Portfolio for hedging purposes may have an imperfect correlation to the assets held by the Portfolio and may not adequately protect against losses by, or may result in greater losses for, the Portfolio.

Hedging Risk. The Portfolio’s hedging activities, although designed to help offset negative movements in the markets for the Portfolio’s investments, will not always be successful. Moreover, hedging can cause the Portfolio to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that the Subadviser does not expect or if the Portfolio cannot close out its position in a hedging instrument.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

New Portfolio Risk. The Portfolio does not yet have a full year of performance history for investors to evaluate. In addition, the Portfolio may not have significant operating history upon which to base estimations of accrued tax liabilities.

Performance

As of the date of this Prospectus, the Portfolio has not yet commenced investment operations. When the Portfolio has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns compared to benchmarks selected for the Portfolio. Updated performance information will be available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Ibbotson Associates, Inc. is the investment sub-adviser to the Portfolio.

Portfolio Managers

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager. Mr. Wentsel joined Ibbotson Associates, Inc. (“Ibbotson Associates”) in 2005. He has managed the Portfolio since its inception.

Jared Watts, Portfolio Manager. Mr. Watts joined Ibbotson Associates in 2006. Mr. Watts has managed the Portfolio since its inception.

Carrie Scherkenbach, Portfolio Manager. Mrs. Scherkenbach joined Ibbotson Associates in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Ibbotson Associates in 2005. Mr. Huckstep has managed the Portfolio since its inception.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

ALPS/ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

Investment Objective

The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class III
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses
Shareholder Service Fees	0.00%	0.25%

Other Portfolio Expenses	2.41	%	1.02	%
Total Annual Fund Operating Expenses	3.11	%	2.22	%
Fee Waiver/Expense Reimbursement(1)	(2.31)	%	(0.92)	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.80	%	1.30	%

(1) ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive the management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of either Class I or Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$82	$742	$1,427	$3,254
Class III	$132	$606	$1,105	$2,479

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the period from May 1, 2013 through December 31, 2013, the Portfolio’s turnover rate was 26% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of the North American Energy Infrastructure sector. North American Energy Infrastructure sector companies own and operate assets that are used in the energy sector to provide the link between the source of energy (where it is produced) and the end user (where it is consumed).

The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, such as Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and Energy Infrastructure Companies.

The Portfolio will normally invest at least 90% of its net assets in securities that comprise the Index (or depositary receipts based on such securities). Under normal conditions, the Portfolio generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

Pursuant to Section 851(b)(3) of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs.

Unlike direct investments in MLPs, income and losses from the Alerian Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Alerian Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Alerian Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLP Affiliates

MLP affiliates own assets in MLP units or ownership interests in MLPs. MLP affiliates also include U.S. and Canadian publicly traded equity securities and limited liability companies that own, directly or indirectly, general partner interests of MLPs.

Energy Infrastructure Companies

Energy infrastructure companies (“Energy Infrastructure Companies”) are corporations headquartered or incorporated in the United States or Canada, including Canadian pipeline trusts and their successor companies. Energy Infrastructure Companies provide services in support of infrastructure assets such as pipelines, petroleum and natural gas storage, and natural resource processing. These entities separately report the transportation, storage, and/or processing of energy commodities as a distinct business segment on their consolidated financial statements.

Canadian pipeline trusts have as their principal underlying business the ownership and operation of pipelines or other energy distribution assets. These trusts typically generate cash flow through the levy of fixed rate transportation tolls based on product throughput. Canadian pipeline trusts may be treated as corporations or partnerships for U.S. federal income tax purposes. If a Canadian pipeline trust is treated as a partnership, such Canadian pipeline trust may be an inappropriate investment for the Portfolio, or may count toward the 25% limit on qualified publicly traded partnerships that may be held by the Portfolio, as discussed above.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Investment Risk. An investment in the Portfolio is subject to investment risk including the possible loss of the entire principal amount that you invest.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Industry Specific Risks. The Portfolio invests primarily in companies engaged in the energy infrastructure sector. Such companies are subject to risks specific to the industry they serve including, but not limited to, the following:

—	reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
—	new construction risks and acquisition risk which can limit growth potential;
—	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
—	changes in the regulatory environment;
—	extreme weather;
—	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
—	threats of attack by terrorists.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail in the Prospectus. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk. MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the entity level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and reduced distributions.

MLP Affiliate Risk. The performance of securities issued by MLP affiliates primarily depends on the performance of an MLP. As such, results of operations, financial condition, cash flows and distributions for MLP affiliates primarily depend on an MLP’s results of operations, financial condition and cash flows. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by the MLP affiliates.

Equity Securities Risk. Common stock, MLP common units and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, investor sentiment towards the natural resources sector, changes in an issuer’s financial condition, and poor performance of a particular issuer.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers (including Canadian issuers) involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Liquidity Risk. Although common units of MLPs trade on the NYSE, the NASDAQ, and the NYSE MKT, certain MLP and other securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP and other securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Portfolio to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Portfolio’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Portfolio’s ability to make dividend distributions to you.

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issues can be more volatile than that of larger issues.

Concentration Risk. Under normal circumstances, and to the extent consistent with the Portfolio’s investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index, the Portfolio concentrates its investments in the North American Energy Infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. This means that the Portfolio has the ability to take larger positions in a smaller number of issuers than a Portfolio that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Replication Management Risk. Unlike many investment companies, the Portfolio is not “actively” managed. Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

Non-Correlation Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index.

New Portfolio Risk. The Portfolio does not yet have a full calendar year of performance history for investors to evaluate.

The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and expenses. If the Portfolio utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Performance

As of the date of this Prospectus, the Portfolio has not yet completed a full calendar year of investment operations. When the Portfolio has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns compared to benchmarks selected for the Portfolio. Updated performance information will be available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Investment Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio.

Portfolio Managers

Michael Akins, Senior Vice President, Index Management, of the Adviser. Mr. Akins has managed the Portfolio since its inception.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains. A portion of the Portfolio’s distributions is also expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable to you, but reduce your tax basis in your Portfolio Shares.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

THE PORTFOLIOS

This Prospectus describes seven of the portfolios (the “Portfolios”) of ALPS Variable Investment Trust, a Delaware statutory trust (the “Trust”). The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios (“Shares”) are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

There are eight Portfolios in the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, Ibbotson MVP ETF Portfolio (each of the foregoing an “Ibbotson Portfolio,” and collectively, the “Ibbotson Portfolios”), ALPS/Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”) (each of which is described in this Prospectus) and ALPS/Stadion Tactical Defensive Portfolio (which is not described in this Prospectus). The Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio each offer Class I and Class II shares. The Ibbotson MVP ETF Portfolio and ALPS/Stadion Tactical Defensive Portfolio each offer Class I, II and III shares and the ALPS/Alerian Energy Infrastructure Portfolio offers Class I and Class III shares.

This Prospectus includes important information about the Portfolios that you should know before investing. You should read this Prospectus and keep it for future reference. You also should read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. The separate account prospectus provided by your intermediary contains important information about the contract, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not discussed in this Prospectus. Detailed information about the fees associated with your investment program can be found in the accompanying disclosure document included with this Prospectus. You may incur additional fees, and be subject to different terms and conditions depending on your tax situation.

THE PORTFOLIOS’ PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the Ibbotson Conservative ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with current income and preservation of capital.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 70-90% of such allocation in Fixed-Income Underlying ETFs and 10-30% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes. Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Ibbotson Associates, Inc., as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings

Large Cap Growth U.S. Equities	0-20%
Large Cap Value U.S. Equities	0-20%
Small Cap Growth U.S. Equities	0-5%
Small Cap Value U.S. Equities	0-5%
Real Estate Investment Trusts	0-5%
International (non-U.S.) Equities	0-20%
Emerging Markets Equities	0-5%
Core U.S. Bonds	0-40%
Treasury Inflation Protected Securities	0-40%
Short-Term Bonds	0-80%
Commodities	0-10%
Cash	0-80%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts. By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index. Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”). While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs. Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser. The Subadviser and Morningstar have adopted procedures that address this situation. Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks. The Portfolio may invest in ETNs, which are debt securities linked to an underlying index. Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk. ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk. Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the Ibbotson Income and Growth ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with current income and capital appreciation.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 50-70% of such allocation in Fixed-Income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes. Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Ibbotson Associates, Inc., as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings

Large Cap Growth U.S. Equities	0-30%
Large Cap Value U.S. Equities	0-30%
Small Cap Growth U.S. Equities	0-10%
Small Cap Value U.S. Equities	0-10%
Real Estate Investment Trusts	0-10%
International (non-U.S.) Equities	0-30%
Emerging Markets Equities	0-5%
Core U.S. Bonds	0-40%
Treasury Inflation Protected Securities	0-30%
Short-Term Bonds	0-60%
Commodities	0-10%
Cash	0-60%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts. By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index. Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”). While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs. Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser. The Subadviser and Morningstar have adopted procedures that address this situation. Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks. The Portfolio may invest in ETNs, which are debt securities linked to an underlying index. Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk. ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk. Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the Ibbotson Balanced ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with capital appreciation and some current income.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-Income Underlying ETFs and 50-70% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes. Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Ibbotson Associates, Inc., as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings

Large Cap Growth U.S. Equities	0-30%
Large Cap Value U.S. Equities	0-30%
Small Cap Growth U.S. Equities	0-15%
Small Cap Value U.S. Equities	0-15%
Real Estate Investment Trusts	0-15%

International (non-U.S.) Equities	0-30%
Emerging Markets Equities	0-10%
Core U.S. Bonds	0-30%
Treasury Inflation Protected Securities	0-20%
Short-Term Bonds	0-40%
Commodities	0-10%
Cash	0-40%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts. By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index. Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”). While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs. Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser. The Subadviser and Morningstar have adopted procedures that address this situation. Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks. The Portfolio may invest in ETNs, which are debt securities linked to an underlying index. Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk. ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk. Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the Ibbotson Growth ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with capital appreciation.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 10-30% of such allocation in Fixed-Income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes. Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Ibbotson Associates, Inc., as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings

Large Cap Growth U.S. Equities	0-40%
Large Cap Value U.S. Equities	0-40%
Small Cap Growth U.S. Equities	0-20%
Small Cap Value U.S. Equities	0-20%
Real Estate Investment Trusts	0-20%
International (non-U.S.) Equities	0-30%
Emerging Markets Equities	0-10%
Core U.S. Bonds	0-20%
Treasury Inflation Protected Securities	0-10%
Short-Term Bonds	0-20%
Commodities	0-10%
Cash	0-20%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts. By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index. Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”). While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs. Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser. The Subadviser and Morningstar have adopted procedures that address this situation. Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks. The Portfolio may invest in ETNs, which are debt securities linked to an underlying index. Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk. ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk. Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with capital appreciation.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 10% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 90% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes. Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Ibbotson Associates, Inc., as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings

Large Cap Growth U.S. Equities	0-50%
Large Cap Value U.S. Equities	0-50%
Small Cap Growth U.S. Equities	0-25%
Small Cap Value U.S. Equities	0-25%
Real Estate Investment Trusts	0-25%
International (non-U.S.) Equities	0-40%
Emerging Markets Equities	0-10%
Core U.S. Bonds	0-10%
Treasury Inflation Protected Securities	0-5%
Short-Term Bonds	0-10%
Commodities	0-10%
Cash	0-10%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts. By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index. Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”). While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs. Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser. The Subadviser and Morningstar have adopted procedures that address this situation. Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks. The Portfolio may invest in ETNs, which are debt securities linked to an underlying index. Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk. ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk. Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

IBBOTSON MVP ETF PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the Ibbotson MVP ETF Portfolio (“Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with capital appreciation and some current income while managing the Portfolio’s absolute level of volatility.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Subadviser’s strategy utilizes a quantitative model to control the Portfolio’s exposure to market volatility. The Subadviser tactically manages the underlying positions held within the Portfolio with the goal of achieving a target volatility level of approximately 9% to 11%. Volatility is a measure of the magnitude of up and down fluctuations in the aggregate value of the Portfolio’s underlying positions. To achieve this target volatility level, the Portfolio will reduce the underlying positions that have historically exhibited higher levels of volatility when expected volatility is rising. When expected volatility is dropping, the Portfolio will increase the underlying positions that have historically exhibited higher levels of volatility. To implement the tactical shifts in the underlying positions, the Portfolio may invest in financial derivatives (both index futures and index options) to control the absolute level of volatility. Additionally, the Portfolio may seek to hedge against the possibility of short-term negative equity market events. To help protect against potential short-term negative equity market events, the Portfolio may hold positions in either index futures or index options.

The Portfolio seeks exposure to a broad mix of asset classes. The Portfolio may invest, without limitation, in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes. Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Ibbotson Associates, Inc., as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings

Large Cap Growth U.S. Equities	0-50%
Large Cap Value U.S. Equities	0-50%
Small Cap Growth U.S. Equities	0-25%
Small Cap Value U.S. Equities	0-25%
Real Estate Investment Trusts	0-10%
International (non-U.S.) Equities	0-40%
Emerging Markets Equities	0-20%
Core U.S. Bonds	0-80%
Treasury Inflation Protected Securities	0-50%
Short-Term Bonds	0-80%
Commodities	0-10%
Cash	0-80%
High Yield Bonds	0-20%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts. By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index. Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. In addition, derivatives used by the Portfolio for hedging purposes may have an imperfect correlation to the assets held by the Portfolio and may not adequately protect against losses by, or may result in greater losses for, the Portfolio.

Hedging Risk. The Portfolio’s hedging activities, although designed to help offset negative movements in the markets for the Portfolio’s investments, will not always be successful. Moreover, hedging can cause the Portfolio to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that the Subadviser does not expect or if the Portfolio cannot close out its position in a hedging instrument.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”). While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs. Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser. The Subadviser and Morningstar have adopted procedures that address this situation. Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks. The Portfolio may invest in ETNs, which are debt securities linked to an underlying index. Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk. ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk. Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

New Portfolio Risk. The Portfolio has not yet commenced operations and does not yet have a full calendar year of performance history for investors to evaluate. In addition, the Portfolio may not have significant operating history upon which to base estimations of accrued tax liabilities.

ALPS/ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the ALPS/Alerian Energy Infrastructure Portfolio (“Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index”).

Principal Investment Strategies

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of the North American Energy Infrastructure sector. North American Energy Infrastructure sector companies own and operate assets that are used in the energy sector to provide the link between the source of energy (where it is produced) and the end user (where it is consumed).

The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, such as Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and Energy Infrastructure Companies.

The Portfolio will normally invest at least 90% of its net assets in securities that comprise the Index (or depositary receipts based on such securities) provided that, for the reasons set forth below, the Portfolio will not invest more than 25% of the value of its assets in one or more MLPs. Under normal conditions, the Portfolio generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

Pursuant to Section 851(b) of the Code, the Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs.

Index Construction

The Alerian Energy Infrastructure Index is intended to give investors a means of tracking the overall performance of the North American Energy Infrastructure sector. North American Energy Infrastructure sector companies own and operate assets that are used in the energy sector to provide the link between the source of energy (where it is produced) and the end user (where it is consumed).

The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, such as Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and corporations with energy infrastructure operations (“Energy Infrastructure Companies”). As of April 1, 2014, the Index was comprised of 30 securities.

Index components are selected quarterly in connection with the reconstitution of the Index. Their respective weights are rebalanced quarterly and equally weighed within each of the five categories of the Index. The Index rebalancing occurs quarterly on the third Friday of the last month of each calendar quarter.

Index shares of the Index components remain constant between quarters, except in the event of certain types of corporate actions, including stock splits and reverse stock splits. Index shares of the Index are not adjusted between rebalancing dates for shares issued or shares repurchased. Their respective weights are rebalanced quarterly in connection with the rebalancing of the Index.

Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and not be taxed as a corporation, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

MLP Affiliates

MLP affiliates own assets in MLP units or ownership interests in MLPs. MLP affiliates also include U.S. and Canadian publicly traded equity securities and limited liability companies that own, directly or indirectly, general partner interests of MLPs. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. Notably, no MLP affiliates are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies

Energy Infrastructure Companies are corporations headquartered or incorporated in the United States or Canada, including Canadian pipeline trusts and their successor companies. Energy Infrastructure Companies provide services in support of infrastructure assets such as pipelines, petroleum and natural gas storage, and natural resource processing. These entities separately report the transportation, storage, and/or processing of energy commodities as a distinct business segment on their consolidated financial statements.

Canadian pipeline trusts have as their principal underlying business the ownership and operation of pipelines or other energy distribution assets. These trusts typically generate cash flow through the levy of fixed rate transportation tolls based on product throughput. Canadian pipeline trusts may be treated as corporations or partnerships for U.S. federal income tax purposes. If a Canadian pipeline trust is treated as a partnership, such Canadian pipeline trust may be an inappropriate investment for the Portfolio, or may count toward the 25% limit on qualified publicly traded partnerships that may be held by the Portfolio.

The information contained herein regarding the Index was provided by Alerian.

Principal Investment Risks

Investment Risk. An investment in the Portfolio is subject to investment risk including the possible loss of the entire principal amount that you invest.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Industry Specific Risk. Companies engaged in the energy infrastructure sector also are subject to risks specific to the industry they serve. Risks inherent in the energy infrastructure business include the following:

A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. Demand may also be adversely impacted by consumer sentiment with respect to global warming and/or by any state or federal legislation intended to promote the use of alternative energy sources, such as bio-fuels.

Companies engaged in the energy infrastructure sector employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some companies engaged in the energy infrastructure sector may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies. A significant slowdown in large energy companies’ disposition of energy infrastructure assets and other merger and acquisition activity in the energy infrastructure industry could reduce the growth rate of cash flows received by the Portfolio from companies engaged in the energy infrastructure sector that grow through acquisitions.

The volatility of energy commodity prices can indirectly affect certain entities that operate in the midstream segment of the energy infrastructure industry due to the impact of prices on the volume of commodities transported, processed, stored or distributed. Most energy infrastructure entities are not subject to direct commodity price exposure because they do not own the underlying energy commodity. Nonetheless, the price of an energy infrastructure security can be adversely affected by the perception that the performance of all such entities is directly tied to commodity prices.

The profitability of companies engaged in the energy infrastructure sector could be adversely affected by changes in the regulatory environment. Most assets of such companies are heavily regulated by federal and state governments in diverse matters, such as the way in which such company assets are constructed, maintained and operated and the prices such companies may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular by-product of a process may be declared hazardous by a regulatory agency and unexpectedly increase production costs for a company engaged in the energy infrastructure sector. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure such a company may face.

Extreme weather patterns, such as hurricane Ivan in 2004 and hurricane Katrina in 2005, could result in significant volatility in the supply of energy and power and could adversely impact the value of the securities in which the Portfolio invests. This volatility may create fluctuations in commodity prices and earnings of companies in the energy infrastructure industry.

A rising interest rate environment could adversely impact the performance of companies engaged in the energy infrastructure sector. Rising interest rates could limit the capital appreciation of equity units of such companies as a result of the increased availability of alternative investments at competitive yields. Rising interest rates may increase the cost of capital for companies operating in this industry. A higher cost of capital could limit growth from acquisition or expansion projects, limit the ability of such entities to make or grow distributions or meet debt obligations, and adversely affect the prices of their securities.

Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline infrastructure, production facilities, and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in natural gas and oil and could affect the market for products of companies engaged in the energy infrastructure sector.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation.

For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP’s general partner. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The Portfolio derives a significant amount of its cash flow from investments in equity securities of MLPs. The amount of cash that the Portfolio will have available to pay or distribute to you depends entirely on the ability of the MLPs that the Portfolio owns to make distributions to their partners and the tax character of those distributions. Neither the Portfolio nor the Adviser has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs, and other factors. In addition, certain MLPs are dependent on their parents or sponsors for revenues, and a failure by the MLP’s parent or sponsor may impact the MLP’s ability to make distributions. The Portfolio expects to generate significant investment income, and the Portfolio’s investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the Portfolio may not have the ability to make cash distributions as investors expect from MLP-focused investments.

MLP Tax Risks. MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the entity level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and part or all of the distributions the Portfolio receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to distribute to you.

The tax treatment of publicly traded partnerships could be subject to potential legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis. Any such changes could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

MLP Affiliate Risk. The performance of securities issued by MLP affiliates primarily depends on the performance of an MLP. As such,

results of operations, financial condition, cash flows and distributions for MLP affiliates primarily depend on an MLP’s results of operations, financial condition and cash flows. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by the MLP affiliates.

Equity Securities Risk. Common stock, MLP common units and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, investor sentiment towards the natural resources sector, changes in an issuer’s financial condition, and poor performance of a particular issuer.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers (including Canadian issuers) involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Portfolio’s assets held in non-U.S. countries. Non-U.S. securities markets may have substantially less volume than U.S. securities markets and some non-U.S. company securities are less liquid than securities of otherwise comparable U.S. companies. Non-U.S. markets also have different clearance and settlement procedures that could cause the Portfolio to encounter difficulties in purchasing and selling securities on such markets and may result in the Portfolio missing attractive investment opportunities or experiencing a loss. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Liquidity Risk. Although common units of MLPs trade on the NYSE, the NASDAQ, and the NYSE MKT, certain MLP and other securities held by the Portfolio may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP or other securities experience limited trading volumes, the prices of such MLPs or other securities may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Portfolio to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Portfolio’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Portfolio’s ability to make dividend distributions to you.

Concentration Risk. Under normal circumstances, and to the extent consistent with the Portfolio’s investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index, the Portfolio concentrates its investments in the North American Energy Infrastructure sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries. At times, the performance of these investments may lag the performance of other industries or the market as a whole. An inherent risk associated with any investment focus is that the Portfolio may be adversely affected if one or two of its investments perform poorly.

Non-Diversification Risk. The Portfolio is a non-diversified investment company under the 1940 Act. As a result, there are no regulatory requirements under the 1940 Act that limit the proportion of the Portfolio’s assets that may be invested in securities of a single issuer. Accordingly, the Portfolio may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Portfolio will generally select its investments from the pool of North American Energy Infrastructure Companies consistent with its investment objective and policies. An investment in the Portfolio may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Portfolio’s Shares.

Replication Management Risk. Unlike many investment companies, the Portfolio is not “actively” managed. Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

Non-Correlation Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index.

New Portfolio Risk. The Portfolio does not yet have a full calendar year of performance history for investors to evaluate.

ADDITIONAL INFORMATION ABOUT THE IBBOTSON PORTFOLIOS’ INVESTMENT STRATEGIES

Asset Allocation Investment Strategy

The Adviser and the Trust have engaged Ibbotson Associates, Inc. (“Ibbotson” or the “Subadviser”) to act as subadviser to each Ibbotson Portfolio. Subject to the Adviser’s supervision, the Subadviser allocates each Ibbotson Portfolio’s assets among a variety of asset class and short-term (money market) investments by investing in Underlying ETFs. These Underlying ETFs, in turn, may invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments. Ibbotson utilizes asset allocation models developed by Ibbotson to allocate each Ibbotson Portfolio’s assets among the Underlying ETFs. Ibbotson uses a three step asset allocation process for these Portfolios. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Ibbotson Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return to develop a strategic ETF Asset Allocation Model for each Ibbotson Portfolio.

Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Model based on a combination of quantitative modeling and fundamental market analysis. The goal of dynamic asset allocation overlay is to enhance the Portfolio’s overall risk and return characteristics by deviating from the long-term strategic asset allocation positions. In other words, the objective of dynamic asset allocation is to outperform a strategic asset allocation model (i.e., the investment policy benchmark). The process primarily utilizes multi-factor quantitative and qualitative signals, which include broad macroeconomic factors, valuation at the asset class level, and momentum signals, along with advanced risk budgeting techniques in order to determine relative asset class over/under weights. Ibbotson implements the asset class over/underweights when they are expected to enhance a Portfolio’s returns. The magnitude of the dynamic decisions depends on factor strength and the confidence from the analysis. Ibbotson’s Investment Policy Committee meets regularly to discuss the current and future fundamental decisions, while the quantitative models run, at least, on a monthly basis.

Finally, having determined the long-term strategic ETF Asset Allocation Model and dynamic allocations for each Ibbotson Portfolio, Ibbotson will then seek to determine the optimal combination of Underlying ETFs in order to meet the target asset allocations for each Ibbotson Portfolio. Ibbotson regularly performs screens on the universe of approved ETFs that may be used to fulfil the target asset allocations for each Portfolio. Ibbotson’s analysis in selecting and weighting the underlying ETFs from that universe may include performance analysis, tracking and trading efficiencies, and Underlying ETF expenses.

Each Ibbotson Portfolio will invest the proceeds from the sale of its shares, reinvest dividends generated from the Underlying ETFs, reinvest other income, and redeem investments in the Underlying ETFs to provide the cash necessary to satisfy redemption requests for Ibbotson Portfolio shares. However, the portion of each Ibbotson Portfolio’s net assets represented by an Underlying ETF or asset class could differ substantially over time from the target asset allocation, as the Underlying ETFs’ asset values may change due to market movements and portfolio management decisions. Periodically, Ibbotson will re-evaluate each Ibbotson Portfolio’s asset allocation and may recommend the rebalancing of an Ibbotson Portfolio’s assets among Underlying ETFs to meet the target allocations. Each Ibbotson Portfolio may change its target allocation to each asset class, the Underlying ETFs’ exposure to each asset class, or target allocations to each Underlying ETF (including adding or deleting Underlying ETFs) without prior approval from or notice to shareholders.

Decisions to sell shares of the Underlying ETFs are made for cash flow purposes, such as redemptions or expenses, as a result of periodic rebalancing of an Ibbotson Portfolio’s portfolio holdings, or as an adjustment to an Underlying ETF’s target asset allocation based on Ibbotson’s view of the Ibbotson Portfolio’s characteristics and other allocation criteria. The Adviser retains sole, ultimate authority over the asset allocation of each Ibbotson Portfolio’s assets and the selection of, and allocation to, the particular Underlying ETFs in which the Ibbotson Portfolio will invest, but generally follows the views of Ibbotson.

For the Ibbotson MVP ETF Portfolio, the Subadviser utilizes a quantitative model to control the Portfolio’s exposure to market volatility. The Subadviser tactically manages the underlying positions held within the Portfolio with the goal of achieving a target volatility level of approximately 9% to 11%. To achieve this target volatility level, the Portfolio will reduce the underlying positions that have historically exhibited higher levels of volatility when expected volatility is rising. When expected volatility is dropping, the Portfolio will increase the underlying positions that have historically exhibited higher levels of volatility. To implement the tactical shifts in the underlying positions, the Portfolio may invest in financial derivatives (both index futures and index options) to control the absolute level of volatility. Additionally, the Portfolio may seek to hedge against the possibility of short-term negative equity market events. To help protect against potential short-term negative equity market events, the Portfolio may hold positions in either index futures or index options.

Limitations on Investments in Underlying ETFs

Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally prohibits a Portfolio from acquiring: (i) more than 3% of another open-end investment company’s voting stock; (ii) securities of another open-end investment company with a value in excess of 5% of a Portfolio’s total assets; or (iii) securities of such other open-end investment company and all other open-end investment companies owned by a Portfolio having a value in excess of 10% of the Portfolio’s total assets. In addition, Section 12(d)(1)

generally prohibits another open-end investment company from selling its shares to a Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other open-end investment company’s voting stock or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. Some Underlying ETFs have obtained exemptive orders permitting other investment companies, such as the Ibbotson Portfolios, to acquire their securities in excess of the Section 12(d)(1) limits of the 1940 Act. Each Ibbotson Portfolio intends to rely on such exemptive orders and to comply with the conditions specified in such exemptive orders from time to time. Any Underlying ETF investment not subject to such exemptive orders will comply with Section 12(d)(1) of the 1940 Act.

In addition, with respect to investments in “affiliated ETFs” made pursuant to such exemptive orders, the Adviser will waive fees otherwise payable to it by an Ibbotson Portfolio in an amount at least equal to any compensation received by the Adviser or an affiliated person of the Adviser from an Underlying ETF in connection with the investment by the Ibbotson Portfolio in the Underlying ETF. Similarly, the Subadviser will waive fees otherwise payable to the Subadviser, directly or indirectly, by the Ibbotson Portfolio in an amount at least equal to any compensation received by the Subadviser, or an affiliated person of the Subadviser, in connection with any investment by the Ibbotson Portfolio in the Underlying ETF made at the direction of the Subadviser. In the event that the Subadviser waives fees, the benefit of the waiver will be passed through to the Ibbotson Portfolio.

The Ibbotson Portfolio’s shareholders indirectly bear the expenses of the Underlying ETFs in which the Ibbotson Portfolio invests. The Ibbotson Portfolio’s indirect expenses of investing in the Underlying ETFs represents the Ibbotson Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying ETFs based on the Ibbotson Portfolio’s average invested balance in each Underlying ETF, the number of days invested, and each Underlying ETF’s net annual fund operating expenses for the fiscal period ending December 31, 2013. The Ibbotson Portfolios (except for the Ibbotson MVP ETF Portfolio) each have two classes. Excluding the indirect costs of investing in the Underlying ETFs, Total Annual Fund Operating Expenses for each share class of the Ibbotson Portfolios would be as follows:

Portfolio	Class I	Class II	Class III
Ibbotson Conservative ETF Asset Allocation Portfolio	0.58%	0.83%	N/A
Ibbotson Income and Growth ETF Asset Allocation Portfolio	0.53%	0.78%	N/A
Ibbotson Balanced ETF Asset Allocation Portfolio	0.52%	0.77%	N/A
Ibbotson Growth ETF Asset Allocation Portfolio	0.52%	0.77%	N/A
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	0.55%	0.80%	N/A
Ibbotson MVP ETF Portfolio*	0.53%	0.78%	1.03%

*Based on estimated amounts for the Portfolio’s initial fiscal year of operations.

Some Underlying ETFs, such as those that invest primarily in commodities and commodity futures, may not be registered as investment companies under the 1940 Act. Therefore, the restrictions on investment discussed above would not apply to those Underlying ETFs.

Information About The Underlying ETFs

The Underlying ETFs in which the Ibbotson Portfolios intend to invest may change from time to time and the Ibbotson Portfolios may invest in Underlying ETFs in addition to those described below at the discretion of the Adviser and Subadviser without prior notice to or approval of shareholders. The prospectus and SAI for each Underlying ETF is available on the SEC’s website www.sec.gov.

Each Underlying ETF will normally be invested according to its investment strategy. However, each Underlying ETF may also have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. See “Temporary Defensive Positions” below.

Principal Investment Strategies of the Underlying ETFs

Each Underlying ETF utilizes a low cost ‘‘passive’’ or ‘‘indexing’’ investment approach to attempt to approximate the investment performance of its benchmark.

The Underlying ETFs in which the Ibbotson Portfolios invest may be changed from time to time and at any time, based on the Adviser’s and Subadviser’s judgment.

Generally, each Underlying ETF will be fully invested in accordance with its investment objectives and strategies. However, pending investment of cash balances, or if an Underlying ETF’s portfolio manager believes that business, economic, political or financial conditions warrant, an Underlying ETF may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, banker’s acceptances, and interest bearing saving deposits of commercial banks; (3) prime quality commercial paper; and (4) repurchase agreements covering any of the foregoing securities. Should this occur, the Underlying ETF will not be pursuing its investment objective possibly causing an affected Ibbotson Portfolio to deviate from its target asset allocation as determined by the Subadviser.

Temporary Defensive Positions

Normally, an Ibbotson Portfolio invests substantially all of its assets in Underlying ETFs to meet its investment objective. However, an Ibbotson Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. When securities markets or economic conditions are unfavorable or unsettled, an Ibbotson Portfolio or Underlying ETF may adopt temporary defensive positions by investing up to 100% of its net assets in securities that are highly liquid, such as high-quality money market instruments, short-term U.S. Government obligations, commercial paper or repurchase agreements, even though these positions are inconsistent with an Ibbotson Portfolio’s or Underlying ETF’s principal investment strategies. As a result, the Ibbotson Portfolio or Underlying ETF may not realize its investment objective if it is required to make temporary defensive investments. Furthermore, there is no assurance that any such temporary defensive measures will work as intended.

ADDITIONAL INFORMATION ABOUT THE ALERIAN PORTFOLIO’S INVESTMENT STRATEGIES

Non-Principal Investment Strategies

As a principal investment strategy, the Alerian Portfolio will normally invest at least 90% of its net assets in component securities that comprise the Index. As a non-principal investment strategy, the Alerian Portfolio may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Alerian Portfolio in seeking performance that corresponds to the Index, and in managing cash flows. The Alerian Portfolio will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to the Index to be reflected in the portfolio composition of the Alerian Portfolio.

The Alerian Portfolio may borrow money from a bank up to a limit of 10% of the value of its total assets, but only for temporary or emergency purposes. The Alerian Portfolio will not lend its portfolio securities.

Index Provider

Alerian is the index provider for the Alerian Portfolio. Alerian is an independent company that provides objective market information and is a leader of MLP-market intelligence, providing benchmarks, data sets, and analytics that are used extensively by a range of stakeholders such as investment banks, stock exchanges, investment professionals and consultants, and Master Limited Partnerships. The company started its business of developing and maintaining financial indexes, including the Index, on June 1, 2006. Alerian has entered into an index licensing agreement (the “Licensing Agreement”) with the Adviser to allow the Adviser’s use of the Index for the operation of the Alerian Portfolio. The Adviser pays licensing fees to Alerian from the Adviser’s management fees or other resources.

Disclaimers

Alerian is the designer of the construction and methodology for the Index. “Alerian,” “Alerian Energy Infrastructure Index,” “Alerian Index Series” and “AMZI” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Alerian Portfolio that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not sponsored, endorsed or promoted by Alerian. Alerian makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities or commodities generally or in the Alerian Portfolio particularly and does not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived therefrom and assume no liability in connection with their use. The Index is determined and composed without regard to the Adviser or the Alerian Portfolio. Alerian has no obligation to take the needs of the Adviser, the Alerian Portfolio or the shareholders of the Alerian Portfolio into consideration in connection with the foregoing. Alerian is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Alerian Portfolio or in the determination or calculation of the NAV of the Alerian Portfolio. Alerian has no obligation or liability in connection with the administration or trading of the Alerian Portfolio.

Alerian does not guarantee the accuracy and/or completeness of the Index or any data included therein, and Alerian shall have no liability for any errors, omissions, or interruptions therein. Alerian makes no warranty, express or implied, as to results to be obtained by the Adviser, the Alerian Portfolio, Alerian Portfolio shareholders or any other person or entity from the use of the Index or any data included therein. Alerian makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Alerian Energy Infrastructure Index (the “Index”) is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.

The Alerian Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Alerian Portfolio or the timing of the issuance or sale of the Alerian Portfolio or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Alerian Portfolio. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

Master/Feeder Structure

In lieu of investing directly, a Portfolio may seek to achieve its investment objective by converting to a Master/Feeder Structure pursuant to which a Portfolio would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Portfolio. The Master/Feeder Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thereby achieving certain economies of scale, reducing the operating expense associated with each Portfolio. The Statement of Additional Information (“SAI”) contains more information about the possible conversion to a Master/Feeder Structure.

DESCRIPTION OF SHARE CLASSES

The Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio each offer Class I and Class II shares. The Ibbotson MVP ETF Portfolio offers Class I, Class II and Class III shares, while the ALPS/Alerian Energy Infrastructure Portfolio offers Class I and Class III shares. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.

Authorized Classes

Each Portfolio may issue one or more classes of shares, in the same or separate prospectuses, which includes Class I, Class II and Class III (collectively, the “Classes” and individually, each a “Class”).

Class I, Class II and Class III shares are sold without a sales load. Class II shares are offered with fees for distribution, servicing and marketing of such shares (“12b-1 Fees”) pursuant to a Distribution Plan. The shareholder servicing activities generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting. In addition to 12b-1 Fees, Class III shares are also offered with fees for non-distribution related services provided to shareholders (“Service Fees”). Class I shares do not impose 12b-1 Fees or Service Fees. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company.

The Classes of shares issued by any Portfolio will be identical in all respects except for Class designation, allocation of certain expenses for a Class directly related to the distribution or service arrangement, or both, and voting rights. Each Class votes separately with respect to issues affecting only that Class. Shares of all Classes will represent interests in the same investment Portfolio. Therefore, each Class is subject to the same investment objectives, policies and limitations.

Class Expenses

Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of a Portfolio’s assets, that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”).

Class Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment adviser, underwriter, or any other provider of services to the Portfolios with respect to each Class of a Portfolio on a Class by Class basis.

Exchange Privileges

Shareholders may exchange shares of one Portfolio for shares of any of the other Portfolios of the Trust which are available for sale in their state.

MANAGEMENT OF THE PORTFOLIOS

Investment Adviser

ALPS Advisors, Inc. (the “Adviser”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, is registered with the Securities and Exchange Commission as an investment adviser. As of December 31, 2013, the Adviser provided supervisory and management services on approximately $12.14 billion in assets through closed-end funds, mutual funds and exchange-traded funds.

Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of subadvisers, according to each Portfolio’s investment objective, policies and restrictions. The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of each Portfolio.

Ibbotson Portfolios. Pursuant to the Investment Advisory Agreement (the “Ibbotson Advisory Agreement”), each Ibbotson Portfolio pays the Adviser an annual management fee of 0.45% based on such Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Subadviser out of the management fee the Adviser receives from the Ibbotson Portfolio. The management fee paid by each Ibbotson Portfolio (excluding the Ibbotson MVP ETF Portfolio, which has not yet commenced operations) for the fiscal year ended December 31, 2013, expressed as a percentage of average net assets is 0.45%. The Adviser has entered into a contractual arrangement with the Subadviser to reimburse equally 50% of each Portfolio’s expenses, and/or waive a portion of the advisory, subadvisory or other fees, and/or reimburse fees to the extent necessary to cap each Fund’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements at 0.53% of average daily net assets for each of Class I, II and III shares, as applicable, through April 29, 2015, subject to distribution and/or service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, which may cause each Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements shown above to exceed the maximum amounts.

A discussion regarding the Board of Trustees’ basis for approving the Ibbotson Advisory Agreement with respect to each Ibbotson Portfolio will be available in the Portfolios’ semi-annual shareholder report for the period ended June 30, 2014.

Alerian Portfolio. Pursuant to the Investment Advisory Agreement (the “Alerian Advisory Agreement”), the Portfolio pays the Adviser an annual management fee of 0.70% based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis.

The initial term of the Alerian Advisory Agreement is two years. The Board of the Trust may extend the Alerian Advisory Agreement for additional one-year terms. The Board, shareholders of the Portfolio or the Adviser may terminate the Alerian Advisory Agreement upon sixty (60) days’ notice.

A discussion regarding the Board of Trustees’ basis for approving the Advisory Agreement with respect to the Alerian Portfolio will be available in the Alerian Portfolio’s semi-annual shareholder report for the period ended June 30, 2014.

Investment Subadviser

The Adviser is responsible for selecting the subadviser to each Ibbotson Portfolio, subject to shareholder approval and applicable law, if appropriate. The Subadviser has been engaged to manage the investments of each Ibbotson Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Subadviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of primary Underlying ETFs and money market funds in the portion of each Ibbotson Portfolio’s investment portfolio under its management. The Adviser pays the Subadviser an annual subadvisory management fee of 0.15% based on such Portfolio’s average daily net assets. The Adviser pays the subadvisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The subadvisory management fee is paid on a monthly basis. The Ibbotson Portfolios are not responsible for the payment of this subadvisory management fee.

Ibbotson Associates, Inc. (“Ibbotson”), the Subadviser for each Ibbotson Portfolio, located at 22 W. Washington Street, Chicago, IL 60602, is a wholly owned subsidiary of Morningstar, Inc. and a leading authority on asset allocation with expertise in capital market expectations and portfolio implementation. Approaching portfolio construction from the top-down through a research-based investment process, its experienced consultants and portfolio managers serve mutual fund firms, banks, broker-dealers and insurance companies worldwide. Ibbotson’s methodologies and services address all investment phases, from accumulation to retirement and the transition between the two. Rooted in academic research, Ibbotson’s portfolio development process establishes the foundation for all of its investment management services. Bridging the gap between theory and practice, the process enables Ibbotson consultants and portfolio managers to build robust portfolios for institutions and investors based on sound asset allocation principles.

A discussion regarding the Board of Trustees’ basis for approving the subadvisory agreement with respect to each Ibbotson Portfolio will be available in the Portfolios’ semi-annual shareholder report for the period ended June 30, 2014.

The Adviser directly manages the assets of the Alerian Portfolio, without the use of a subadviser, in accordance with the Portfolio’s investment objective, policies and restrictions.

Portfolio Managers

Ibbotson Portfolios. The individuals primarily responsible for management of the Ibbotson Portfolios are the personnel of Ibbotson identified below (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”). Ibbotson employs a team-based approach to the management of the Ibbotson Portfolios. The Portfolio Managers listed below are collectively responsible for the day-to-day management of each Ibbotson Portfolio. No one person is principally responsible for making recommendations regarding the Ibbotson Portfolio’s target asset allocation and investments.

Scott Wentsel, CFA®, CFP®, Vice President and Senior Portfolio Manager. Mr. Wentsel joined Ibbotson Associates in 2005. His responsibilities include the management of fund of funds clients and oversight of the investment personnel within Ibbotson Associates. Mr. Wentsel has more than 20 years of investment industry experience. Prior to joining Ibbotson, Mr. Wentsel was an executive director with Morgan Stanley, where he worked primarily on product development and management within Van Kampen Investments. Prior to Morgan Stanley, he spent 13 years with Scudder Kemper Investments, with responsibilities in their mutual fund business. Mr. Wentsel holds a bachelor’s degree in economics from the University of Illinois at Urbana-Champaign and a master’s degree in business administration, with honors, from the University of Chicago, Booth School of Business with concentrations in finance and statistics. Mr. Wentsel has managed the Portfolios since their inception in 2007.

Jared Watts, Portfolio Manager. Mr. Watts joined Ibbotson Associates in 2006. His responsibilities include the management of fund of funds clients across multiple financial intermediary segments. Mr. Watts helps develop and manage multiple asset allocation solutions and strategies. In addition to conducting mutual fund research, Mr. Watts helps lead the research and implementation efforts on exchange-traded products for Morningstar’s Investment Management division. Mr. Watts has more than 13 years of investment industry experience. Prior to joining Ibbotson, Mr. Watts was an Investment Manager at Allstate Financial, where he helped manage fund relationships, asset allocation efforts, and investment product research. Prior to Allstate, Mr. Watts was at A.G. Edwards, where he conducted mutual fund and stock research. Mr. Watts holds a bachelor’s degree in finance from Southern Illinois University and a master’s degree in business administration, with honors, from Saint Xavier University, Graham School of Management with concentrations in portfolio management and financial analysis. Mr. Watts has managed the Portfolios since their inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Mrs. Scherkenbach joined Ibbotson Associates in 1999. Her responsibilities include the management of fund of funds clients across multiple financial intermediary segments. Mrs. Scherkenbach helps develop and manage multiple asset allocation solutions and strategies. In addition to conducting mutual fund research, Mrs. Scherkenbach performs asset allocation modeling, portfolio construction, and fund classification. Mrs. Scherkenbach has more than 13 years of investment industry experience. Prior to joining Ibbotson, Mrs. Scherkenbach was a portfolio representative at GE Capital Equipment Financing. Mrs. Scherkenbach holds a bachelor’s degree in finance from the University of Wisconsin. Mrs. Scherkenbach has managed the Portfolios since their inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Ibbotson Associates in 2005. His responsibilities include the management of fund of funds clients across multiple financial intermediary segments. Mr. Huckstep helps develop and manage multiple asset allocation solutions and strategies. In addition to conducting mutual fund research, Mr. Huckstep performs asset allocation modeling, portfolio construction, and fund classification. Mr. Huckstep has more than 20 years of investment industry experience. Prior to joining Ibbotson, Mr. Huckstep was a director of data acquisition at Morningstar, where he helped manage the data collection for international offices. Prior to Morningstar, Mr. Huckstep was a Vice President at Northern Trust, where he held multiple analyst and manager positions. Before joining Northern Trust, Mr. Huckstep was part of a commercial banking rotation program at Bank One. Mr. Huckstep holds a bachelor’s degree in economics from the University of Michigan and a master’s degree in business administration from the University of Chicago, Booth School of Business with concentrations in finance, strategy, and entrepreneurship. Mr. Huckstep has managed the Portfolios since July 2012.

Alerian Portfolio. The individual identified below is primarily responsible for management of the Alerian Portfolio (the “Portfolio Manager”).

Michael Akins, Senior Vice President Index Management, of the Adviser. Mr. Akins is the Portfolio Manager of the Portfolio and is also responsible for the refinement and implementation of the equity portfolio management process. Prior to joining the Adviser, Mr. Akins served as Deputy Chief Compliance Officer for ALPS Fund Services. Before joining ALPS, Mr. Akins was Assistant Vice President and Compliance Officer for UMB Financial Corporation and prior to UMB, he was an Account Manager at State Street Corporation. Mr. Akins has over 10 years financial services experience, is an Honor Graduate from the Fiduciary and Investment Risk Management School and graduated from Briar Cliff University with a B.A. in Business Administration.

The SAI provides additional information about the Portfolio Managers, including Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and each Portfolio Manager’s ownership of shares in the Portfolios.

SHAREHOLDER INFORMATION

Buying and Selling Shares

Each Portfolio may sell its shares only to separate accounts of various insurance companies (the “Insurer(s)”) and to various qualified plans (“Retirement Plans”). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts or life insurance policies (“Contracts”) issued by Insurers. If you are a Contract Owner, the Insurer will allocate your premium payments to a Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of a Portfolio’s shares. Any reference to the “shareholder” in this Prospectus generally refers to the Retirement Plans and the Insurers’ separate accounts. “Shareholder” does not refer to the individual investor, but the Contract Owner in such separate account or as a Participant in such Retirement Plan.

The Trust has received exemptive relief from the Securities and Exchange Commission to sell Portfolio shares to, among others, separate accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated life insurance companies and unaffiliated life insurance companies, and trustees of qualified group pension and group retirement plans outside of the separate account context. Due to differences in tax treatment and other considerations, the interests of certain contract owners and Retirement Plans may conflict. The Trust’s Board of Trustees will monitor events in order to attempt to identify the existence of any material irreconcilable conflicts and to determine any action to be taken in response.

Each Portfolio continuously offers shares to Insurers and Retirement Plans at the net asset value (“NAV”) per share next determined after the Trust or its designated agent receives and accepts a proper purchase or redemption request. Each Insurer or Retirement Plan submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests that are furnished to the Insurer by such Contract Owners or by Participants. The Insurers and Retirement Plans are designated agents of the Portfolios. The Trust, the Adviser and the Portfolios’ distributor reserves the right to reject any purchase order from any party for shares of any Portfolio.

The Portfolios may refuse to sell their Shares to any Insurer or Retirement Plan or may suspend or terminate the offering of a Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of a Portfolio’s shareholders. It is possible that a Retirement Plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on Insurer separate accounts investing in the Portfolios. The Adviser intends to monitor such Retirement Plans, and the Portfolios may discontinue sales to a Retirement Plan and require Participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of the Adviser is at risk of losing) its qualified plan status.

Each Portfolio will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures from either the Insurer or Retirement Plan required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts such instructions in proper form.

Each Portfolio may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange (“NYSE”) is restricted, or the NYSE is closed for other than weekends and national holidays; when an emergency makes it not reasonably practicable for a Portfolio to dispose of its assets or calculate its NAV; or as permitted by the Securities and Exchange Commission.

Certain Insurers, separate accounts, or Adviser affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio’s Shares. Redemptions by these Insurers or separate accounts of their holdings in a Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a Portfolio’s NAV. Shareholders receiving an ‘in-kind’ redemption may realize a gain or loss for tax purposes when liquidating acquired securities and will incur all transaction fees.

The accompanying disclosure documents for the Contracts or Retirement Plans describes the allocation, transfer, and withdrawal provisions of such Contract or Retirement Plan. These Contracts and Retirement Plans may assess fees and expenses that are not described in this Prospectus. You should review the accompanying disclosure documents for a complete description of such fees and expenses, if any.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain Insurers or other intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Portfolios. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees are paid by the Portfolios to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of a Portfolio converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Portfolio may increase.

Valuing Shares

The price at which you buy, sell, or exchange Portfolio shares is the share price or NAV. The share price for shares of each Portfolio is determined by adding the value of that Portfolio’s investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the shares outstanding of that Portfolio. Each Portfolio is open for business each day that the NYSE is open (a “Business Day”). Each NAV is calculated at the close of that Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). NAV is not calculated on the days that the NYSE is closed.

When a Portfolio calculates its NAV, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees.

Excessive Trading and Market Timing Activities

While each Portfolio provides its shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive trading and market timing activities (“Disruptive Trading”) in a Portfolio’s shares can be disruptive to the management of a Portfolio and as a result may hurt the long-term performance of a Portfolio.

For example, Disruptive Trading activities may expose long-term shareholders to additional risks, such as:

o	dilution of the value of a Portfolio’s shares held by long-term shareholders who do not engage in this activity;

o	the loss of investment opportunity by requiring an Ibbotson Portfolio to maintain more liquid assets as opposed to being able to invest such assets in Underlying ETFs; and

o	increased brokerage and administrative cost to a Portfolio due to redemption requests that are unusually large in either dollar amounts or number of redemptions.

In addition, each Ibbotson Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be primarily listed on foreign exchanges, the impact of events that occur after the close of a foreign exchange but before the close of trading on the NYSE may present risks of “time-zone arbitrage”. Similarly, each such Underlying ETF may hold certain small-capitalization (e.g., small company) stocks that are thinly traded, and these types of securities, as with securities listed on foreign exchanges, are also prone to stale pricing and other potential pricing discrepancies (each a “Market Timing” strategy). An investor engaging in this type of Market Timing of an Ibbotson Portfolio is seeking to capture any pricing inefficiencies and possibly cause a dilution of the value in an Ibbotson Portfolio’s NAV. Excessive Trading risks can be magnified for mutual funds that are smaller in asset size.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted policies that it believes are reasonably designed to discourage Disruptive Trading. The Portfolios are typically available as an investment option under a number of different variable insurance products of Insurers and Retirement Plans. Contract Owners of these variable insurance products and Participants of these Retirement Plans may typically transfer value among subaccounts of the Insurer’s separate accounts or Retirement Plans by contacting the Insurer or Retirement Plan, as applicable. The resulting purchases and redemptions of Portfolio shares may be made through omnibus accounts of the Insurer’s separate account or Retirement Plan, as applicable. The right of a Contract Owner or Participant to transfer among subaccounts is governed by a contract or plan between the Insurer or Retirement Plan and such Contract Owner or Participant, respectively. Because the record owners of the Portfolios are generally the Insurers or Retirement Plans, and not the Contract Owners or Participants, the Trust is not ordinarily in a position to directly monitor for or uncover Disruptive Trading by Contract Owners or Participants. The terms of these contracts or plans, the presence of financial intermediaries (including the Insurers) between the Portfolios and Contract Owners and Participants, the utilization of omnibus accounts by these intermediaries and other factors, such as state insurance laws, may limit the Portfolios’ ability to detect and deter market timing.

As a consequence, the Trust typically seeks to enlist the cooperation or assistance, through contractual arrangements or otherwise, of an Insurer, Retirement Plan or intermediary in seeking to detect, monitor and deter Disruptive Trading. An Insurer, Retirement Plan or intermediary may not have the capability or willingness to assist to the degree or in the manner requested by the Trust. In addition, certain parties who engage in Disruptive Trading may employ a variety of techniques to avoid detection.

None of these tools, however, can guarantee the possibility that Disruptive Trading activity will not occur, and the Trust cannot guarantee that monitoring by the Insurers or Retirement Plans will be 100% successful in detecting all Disruptive Trading. Consequently, there is a risk that some investors could engage in Disruptive Trading activities.

Any shareholder who wishes to engage in a Disruptive Trading strategy should not purchase shares of any Portfolio.

Anti-Money Laundering

Under applicable anti-money laundering regulations and other Federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Contract Owners and Participants may be asked to provide additional information in order for the Trust and its agents to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other Federal regulations.

Distributions and Tax Consequences

The Portfolios distribute substantially all of their net income and capital gains to shareholders each year. The Portfolios pay capital gains and income dividends annually. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested at net asset value in the Portfolios. For Contract Owners the result of automatic reinvestment of distributions on a Portfolio’s performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

The Portfolios each intend to qualify as a “regulated investment company” under Section 851 the Code, in order to be relieved of Federal income tax on that part of their net investment income and realized capital gains they distribute to shareholders. To qualify, the Portfolios must meet certain relatively complex income and diversification tests. The loss of such status would result in the Portfolios being subject to Federal income tax on their taxable income and gains.

The Trust is an open-end registered investment company under the 1940 Act. As such, each Portfolio is generally limited under the 1940 Act to one distribution in any one taxable year of long-term capital gains realized by the Portfolio. In this regard, that portion of a

Portfolio’s income which consists of gain realized by the Portfolio on a sale of a security (including, in the case of the Alerian Portfolio, equity units in an MLP, other than the portion of such gain representing recapture income) may constitute long-term capital gain subject to this limitation. Cash distributions received by the Alerian Portfolio from the MLPs in which such Portfolio invests generally will not constitute long-term capital gain, except to the extent that (i) such MLP distributions relate to long-term capital gain realized by the MLP on a sale by the MLP of its assets or (ii) the distributions received from a particular MLP exceed such Portfolio’s tax basis in its equity units in such MLP. The Alerian Portfolio does not expect that a material portion of the cash distributions it receives from MLPs in which it invests will constitute long-term capital gain.

The Alerian Portfolio may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Alerian Portfolio owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital. The Alerian Portfolio may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Portfolio to avoid or reduce taxes.

In addition to the diversification requirements applicable to regulated investment companies generally, Section 817(h) of the Code and the Treasury Regulations promulgated thereunder impose additional diversification requirements on separate accounts holding variable annuity and variable life insurance contracts. In determining whether a separate account satisfies the foregoing diversification requirements, Section 817(h) allows a separate account to look through the to the assets of regulated investment companies in which such separate account has invested under certain conditions which the Portfolios believe that they will satisfy. The Adviser intends to diversify investments in accordance with those requirements. The Insurers’ prospectuses for variable annuities policies describe the Federal income tax treatment of distributions from such contracts to Contract Owners.

Employee benefit plans and other tax-exempt investors considering an investment in any of the Portfolios should consult their tax advisers about the potential tax consequences of such an investment.

The foregoing is only a short summary of important federal tax law provisions that can affect the Portfolios. Other federal, state, or local tax law provisions may also affect the Portfolios and their operations.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser, or if applicable, the Insurer through which your investment in a particular Portfolio is made, about your investment.

Distribution Plans

The Board of Trustees has adopted a separate plan of distribution for each Class pursuant to Rule 12b-1 under the 1940 Act for the Portfolios (a “Distribution Plan”).

Class I Distribution Plan

The Class I shares have adopted a Defensive Distribution Plan (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. Under the Class I Distribution Plan, the Adviser may pay significant amounts to intermediaries, such as banks, insurance companies, retirement plan administrators and other service providers that provide a variety of possible services. The Board of Trustees has currently authorized such payments on behalf of the Portfolios.

Class II and III Distribution Plans

The Class II and III Distribution Plans permit the use of each Portfolio’s assets to compensate the Portfolios’ distributor, ALPS Portfolio Solutions Distributor, Inc. (“APSD”), for its services and costs in distributing shares and servicing shareholder accounts. The Class II and III Distribution Plans also recognize that the Adviser and Subadviser may use their management fee revenues, as well as their past profits, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Under the Class II and III Distribution Plans, APSD receives an amount equal to 0.25% of the average annual net assets of the Class II and III shares, respectively, of each Portfolio. All or a portion of the fees paid to APSD under the Class II and III Distribution Plans will, in turn, be paid to certain financial intermediaries as compensation for selling shares or for providing ongoing administrative services. These services generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

Because the fees paid under the Class II and III Distribution Plans are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Fees

The Ibbotson MVP ETF Portfolio and ALPS/Alerian Energy Infrastructure Portfolio have each adopted a shareholder services plan (a “Services Plan”) with respect to Class III shares. Under the Services Plan, each Portfolio is authorized to pay third party service providers, including but not limited to insurance companies, banks and their affiliates, other institutions, broker-dealers and Trust affiliates (“Participating Organizations”), for non-distribution related services to shareholders of Class III shares.

Payments under the Services Plans are calculated daily and paid monthly, and the aggregate fees on an annual basis are not to exceed 0.25% of the average daily net asset value of the Class III shares of either Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities shall be reimbursed to such Fund as soon as practicable.

Because these shareholder services fees are paid out of assets attributable to each Portfolio’s Class III shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

OTHER INFORMATION

Net Asset Value

The net asset value per share of each Portfolio will be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) each day the NYSE is open for business and will be computed by determining the aggregate market value of all assets of that Portfolio less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of regular trading on the NYSE on that day.

Foreign securities exchanges, which set the prices for foreign securities held by each Portfolio, are not always open the same days as the NYSE, and they may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE but not observed by foreign exchanges. In this situation, a Portfolio would not calculate net asset value on Thanksgiving Day and the Portfolio would not buy, sell or exchange shares for investors on that day, even though activity on foreign exchanges could result in changes in the net asset value of investments held by that Portfolio on that day. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the Business Day as of which such value is being determined.

Notwithstanding the foregoing, where market quotations are not readily available, or in the Adviser’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Board of Trustees. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. Fair valuation procedures may also be employed for securities such as certain derivatives, swaps, and other similar instruments for which there are no market quotations readily available. There can be no assurance, however, that a fair valuation used by a Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating a Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. A Portfolio may change the time at which orders are priced if the NYSE closes at a different time or an emergency exists. With respect to any portion of an Ibbotson Portfolio’s assets that are invested in Underlying ETFs that are registered under the 1940 Act, the Ibbotson Portfolios net asset value is calculated based upon the net asset values of the those Underlying ETFs in which the Ibbotson Portfolios invest, and the prospectuses for those Underlying ETFs explain the circumstances under which those Underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Disclosure of Portfolio Holdings

The SAI contains a detailed description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past year. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

These financial highlights of the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio and ALPS/Alerian Energy Infrastructure Portfolio have been audited by Deloitte & Touche LLP, whose report, along with the Portfolios’ financial statements, are included in the December 31, 2013 annual report, which is available upon request.

Ibbotson MVP ETF Portfolio

The Ibbotson MVP ETF Portfolio has not yet commenced operations. Therefore, this Portfolio does not have financial highlights for the period ended December 31, 2013. Additional information about this Portfolio’s investments will be available in its annual and semi-annual reports when they are available.

Ibbotson Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.24	$11.03	$11.09	$10.54	$9.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.15	0.20	0.26	0.23	0.26
Net realized and unrealized gain on investments	0.16	0.40	0.11	0.47	0.56
Total income from investment operations	0.31	0.60	0.37	0.70	0.82

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.17)	(0.18)	(0.16)	(0.14)	(0.06)
From net realized gain	(0.14)	(0.21)	(0.27)	(0.01)	(0.01)
Total distributions	(0.31)	(0.39)	(0.43)	(0.15)	(0.07)
Net increase/(decrease) in net asset value	–	0.21	(0.06)	0.55	0.75
Net asset value - end of period	$11.24	$11.24	$11.03	$11.09	$10.54

Total Return*	2.77%	5.48%	3.42%	6.67%	8.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,037	$3,039	$2,504	$2,314	$1,501
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.58%	0.60%	0.63%	0.74%	0.95%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.51%	0.48%	0.48%
Net investment income after waiver/reimbursements	1.29%	1.75%	2.31%	2.12%	2.63%
Portfolio turnover rate	19%	22%	39%	34%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

Ibbotson Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

	Class II
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.20	$11.00	$11.07	$10.53	$9.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.12	0.17	0.24	0.20	0.24
Net realized and unrealized gain on investments	0.17	0.40	0.10	0.48	0.55
Total income from investment operations	0.29	0.57	0.34	0.68	0.79

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.15)	(0.16)	(0.14)	(0.13)	(0.06)
From net realized gain	(0.14)	(0.21)	(0.27)	(0.01)	(0.01)
Total distributions	(0.29)	(0.37)	(0.41)	(0.14)	(0.07)
Net increase/(decrease) in net asset value	–	0.20	(0.07)	0.54	0.72
Net asset value - end of period	$11.20	$11.20	$11.00	$11.07	$10.53

Total Return*	2.56%	5.21%	3.14%	6.48%	8.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$36,295	$35,950	$27,460	$19,488	$14,744
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.83%	0.85%	0.88%	0.99%	1.20%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.77%	0.73%	0.73%
Net investment income after waiver/reimbursements	1.05%	1.53%	2.10%	1.88%	2.39%
Portfolio turnover rate	19%	22%	39%	34%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.41	$10.11	$10.25	$9.46	$8.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.15	0.20	0.23	0.22	0.23
Net realized and unrealized gain/(loss) on investments	0.63	0.63	(0.09)	0.63	0.93
Total income from investment operations	0.78	0.83	0.14	0.85	1.16

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.19)	(0.20)	(0.11)	(0.06)	(0.10)
From net realized gain	(0.10)	(0.33)	(0.17)	–	(0.01)
Total distributions	(0.29)	(0.53)	(0.28)	(0.06)	(0.11)
Net increase/(decrease) in net asset value	0.49	0.30	(0.14)	0.79	1.05
Net asset value - end of period	$10.90	$10.41	$10.11	$10.25	$9.46

Total Return*	7.58%	8.18%	1.37%	9.04%	13.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,736	$3,315	$2,186	$1,701	$776
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53%	0.52%	0.55%	0.66%	0.82%
Net expenses after waiver/reimbursements	0.53%	0.52%	0.51%	0.48%	0.48%
Net investment income after waiver/reimbursements	1.39%	1.90%	2.25%	2.22%	2.59%
Portfolio turnover rate	12%	19%	45%	31%	28%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	Class II
	For the Year Ended December 31,	For the Year Ended December 31,	For the Year Ended December 31,	For the Year Ended December 31,	For the Year Ended December 31,
	2013	2012	2011	2010	2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.81	$10.49	$10.64	$9.82	$8.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.13	0.17	0.21	0.24	0.21
Net realized and unrealized gain/(loss) on investments	0.65	0.66	(0.10)	0.63	0.95
Total income from investment operations	0.78	0.83	0.11	0.87	1.16

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.16)	(0.18)	(0.09)	(0.05)	(0.06)
From net realized gain	(0.10)	(0.33)	(0.17)	–	(0.01)

Total distributions	(0.26)	(0.51)	(0.26)	(0.05)	(0.07)

Net increase/(decrease) in net asset value	0.52	0.32	(0.15)	0.82	1.09

Net asset value - end of period	$11.33	$10.81	$10.49	$10.64	$9.82

Total Return*	7.33%	7.87%	1.08%	8.88%	13.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$110,724	$109,407	$94,049	$76,487	$23,595
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78%	0.77%	0.80%	0.90%	1.06%
Net expenses after waiver/reimbursements	0.78%	0.77%	0.77%	0.73%	0.73%
Net investment income after waiver/reimbursements	1.14%	1.57%	1.98%	2.39%	2.33%
Portfolio turnover rate	12%	19%	45%	31%	28%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

Ibbotson Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.18	$9.74	$10.08	$9.08	$7.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.17	0.21	0.22	0.21	0.20
Net realized and unrealized gain/(loss) on investments	1.07	0.86	(0.28)	0.86	1.31
Total income/(loss) from investment operations	1.24	1.07	(0.06)	1.07	1.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.18)	(0.18)	(0.12)	(0.07)	(0.07)
From net realized gain	(0.06)	(0.45)	(0.16)	–	(0.01)
Total distributions	(0.24)	(0.63)	(0.28)	(0.07)	(0.08)
Net increase/(decrease) in net asset value	1.00	0.44	(0.34)	1.00	1.43
Net asset value - end of period	$11.18	$10.18	$9.74	$10.08	$9.08

Total Return*	12.19%	11.00%	(0.56)%	11.85%	19.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$19,383	$13,860	$8,406	$6,270	$3,366
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.51%	0.53%	0.60%	0.68%
Net expenses after waiver/reimbursements	0.52%	0.51%	0.52%	0.48%	0.48%
Net investment income after waiver/reimbursements	1.59%	2.06%	2.19%	2.18%	2.45%
Portfolio turnover rate	11%	18%	51%	32%	26%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

Ibbotson Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

	Class II
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.26	$9.81	$10.17	$9.17	$7.73
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.14	0.18	0.19	0.20	0.18
Net realized and unrealized gain/(loss) on investments	1.07	0.88	(0.29)	0.87	1.33
Total income/(loss) from investment operations	1.21	1.06	(0.10)	1.07	1.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.15)	(0.16)	(0.10)	(0.07)	(0.06)
From net realized gain	(0.06)	(0.45)	(0.16)	–	(0.01)
Total distributions	(0.21)	(0.61)	(0.26)	(0.07)	(0.07)
Net increase/(decrease) in net asset value	1.00	0.45	(0.36)	1.00	1.44
Net asset value - end of period	$11.26	$10.26	$9.81	$10.17	$9.17

Total Return*	11.86%	10.81%	(0.89)%	11.63%	19.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$199,551	$177,384	$146,175	$116,197	$52,023
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77%	0.76%	0.78%	0.84%	0.92%
Net expenses after waiver/reimbursements	0.77%	0.76%	0.77%	0.73%	0.73%
Net investment income after waiver/reimbursements	1.30%	1.68%	1.89%	2.13%	2.20%
Portfolio turnover rate	11%	18%	51%	32%	26%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

Ibbotson Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.48	$9.17	$9.75	$8.60	$6.93
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.16	0.18	0.18	0.19	0.17
Net realized and unrealized gain/(loss) on investments	1.42	1.02	(0.53)	1.03	1.56
Total income/(loss) from investment operations	1.58	1.20	(0.35)	1.22	1.73

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.14)	(0.15)	(0.12)	(0.07)	(0.06)
From net realized gain	(0.01)	(0.74)	(0.11)	–	(0.00) (2)
Total distributions	(0.15)	(0.89)	(0.23)	(0.07)	(0.06)
Net increase/(decrease) in net asset value	1.43	0.31	(0.58)	1.15	1.67
Net asset value - end of period	$10.91	$9.48	$9.17	$9.75	$8.60

Total Return*	16.78%	13.24%	(3.50)%	14.19%	24.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$53,553	$37,403	$26,531	$20,472	$10,993
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.52%	0.54%	0.60%	0.66%
Net expenses after waiver/reimbursements	0.52%	0.52%	0.51%	0.48%	0.48%
Net investment income after waiver/reimbursements	1.53%	1.84%	1.85%	2.15%	2.31%
Portfolio turnover rate	6%	19%	52%	40%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

Ibbotson Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	Class II
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.36	$9.07	$9.65	$8.53	$6.89
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.12	0.14	0.14	0.19	0.15
Net realized and unrealized gain/(loss) on investments	1.42	1.02	(0.50)	0.99	1.55
Total income/(loss) from investment operations	1.54	1.16	(0.36)	1.18	1.70

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.12)	(0.13)	(0.11)	(0.06)	(0.06)
From net realized gain	(0.01)	(0.74)	(0.11)	–	(0.00) (2)
Total distributions	(0.13)	(0.87)	(0.22)	(0.06)	(0.06)
Net increase/(decrease) in net asset value	1.41	0.29	(0.58)	1.12	1.64
Net asset value - end of period	$10.77	$9.36	$9.07	$9.65	$8.53

Total Return*	16.54%	12.92%	(3.68)%	13.86%	24.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$142,959	$120,573	$107,209	$103,552	$48,232
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77%	0.77%	0.79%	0.84%	0.91%
Net expenses after waiver/reimbursements	0.77%	0.77%	0.76%	0.73%	0.73%
Net investment income after waiver/reimbursements	1.23%	1.47%	1.47%	2.14%	2.03%
Portfolio turnover rate	6%	19%	52%	40%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.88	$8.75	$9.31	$8.09	$6.36
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.18	0.18	0.17	0.19	0.16
Net realized and unrealized gain/(loss) on investments	1.64	1.08	(0.62)	1.07	1.60
Total income/(loss) from investment operations	1.82	1.26	(0.45)	1.26	1.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.14)	(0.13)	(0.11)	(0.04)	(0.03)
From net realized gain	(0.08)	(0.00) (2)	–	–	(0.00) (2)
Total distributions	(0.22)	(0.13)	(0.11)	(0.04)	(0.03)
Net increase/(decrease) in net asset value	1.60	1.13	(0.56)	1.22	1.73
Net asset value - end of period	$11.48	$9.88	$8.75	$9.31	$8.09

Total Return*	18.53%	14.46%	(4.85)%	15.58%	27.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$20,301	$13,256	$8,937	$6,745	$3,462
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.55%	0.57%	0.60%	0.82%	1.28%
Net expenses after waiver/reimbursements	0.52%	0.53%	0.51%	0.48%	0.48%
Net investment income after waiver/reimbursements	1.63%	1.91%	1.81%	2.27%	2.28%
Portfolio turnover rate	8%	23%	43%	77%	27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	Class II
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.82	$8.70	$9.26	$8.06	$6.38
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.14	0.14	0.13	0.31	0.13
Net realized and unrealized gain/(loss) on investments	1.63	1.09	(0.60)	0.92	1.61
Total income/(loss) from investment operations	1.77	1.23	(0.47)	1.23	1.74

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.12)	(0.11)	(0.09)	(0.03)	(0.06)
From net realized gain	(0.08)	(0.00) (2)	–	–	(0.00) (2)
Total distributions	(0.20)	(0.11)	(0.09)	(0.03)	(0.06)
Net increase/(decrease) in net asset value	1.57	1.12	(0.56)	1.20	1.68
Net asset value - end of period	$11.39	$9.82	$8.70	$9.26	$8.06

Total Return*	18.12%	14.20%	(5.04)%	15.21%	27.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$48,589	$38,551	$33,554	$32,250	$5,823
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.80%	0.82%	0.84%	1.03%	1.55%
Net expenses after waiver/reimbursements	0.77%	0.78%	0.76%	0.73%	0.73%
Net investment income after waiver/reimbursements	1.31%	1.51%	1.45%	3.66%	1.89%
Portfolio turnover rate	8%	23%	43%	77%	27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

ALPS|Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.18
Net realized and unrealized gain on investments	0.58
Total income from investment operations	0.76

Net increase in net asset value	0.76
Net asset value - end of period	$ 10.76

Total Return*	7.60%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 151
Ratios to average net assets:
Total expenses before waiver/reimbursements	3.11%	(3)
Net expenses after waiver/reimbursements	0.80%	(3)
Net investment income after waiver/ reimbursements	2.67%	(3)
Portfolio turnover rate	26%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

ALPS|Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.14
Net realized and unrealized gain on investments	0.58
Total income from investment operations	0.72

Net increase in net asset value	0.72
Net asset value - end of period	$ 10.72

Total Return*	7.20%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.22%	(3)
Net expenses after waiver/reimbursements	1.30%	(3)
Net investment income after waiver/ reimbursements	2.16%	(3)
Portfolio turnover rate	26%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

Service Providers

Adviser:	ALPS Advisors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Subadviser to the Ibbotson Portfolios:	Ibbotson Associates, Inc. 22 West Washington Street
Chicago, IL 60602

Distributor:	ALPS Portfolio
Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, CO80203

Legal Counsel:	Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 17th Street, Suite 3600 Denver, CO 80202

Transfer Agent:	ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian:	State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111

Inquiries and Copies of Portfolio Documents

To make inquiries and to request other information, including a Prospectus, Statement of Additional Information, Annual Report, or Semi-Annual Report, free of charge, please contact your insurance company or plan sponsor, call (866) 432.2926, or visit the Portfolios’ website at www.alpsfunds.com.

Additional information about each Portfolio’s investments is available in that Portfolio’s annual and semi-annual reports to shareholders, when available. In that Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

The Statement of Additional Information dated April 30, 2014 is a supplement to this Prospectus and has detailed information about each Portfolio and its investment policies and practices. The Statement of Additional Information is incorporated into this Prospectus by reference; in other words, it is legally a part of this Prospectus, and you are considered to be aware of its contents.

Copies of these materials, including the Statement of Additional Information, are also available, after paying a duplication fee, from the SEC’s Public Reference Section at 100 F Street N.E., Washington, D.C. 20549-1520. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-551-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov. These materials are also available on the SEC web site at www.sec.gov.

ALPS Portfolio Solutions Distributor, Inc., distributor

Investment Company Act File #811-21987